Revenues (Details) - Schedule of contract liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of contract liabilities [Abstract]
Balance at beginning of year	$ 349	$ 179
Deferred revenue relating to new sales	2,069	200
Revenue recognition during the period	(116)	(30)
Balance at end of year	$ 2,302	$ 349